Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other general administrative expenses
Schedule of detail of other general administrative expenses

	Millions of euros
	2017	2016	2015
Property, fixtures and supplies	1,931	1,853	1,943
Technology and systems	1,257	1,095	1,188
Technical reports	759	768	810
Advertising	757	691	705
Communications	529	499	587
Taxes other than income tax	583	484	529
Surveillance and cash courier services	443	389	413
Per diems and travel expenses	217	232	278
Insurance premiums	78	69	74
Other administrative expenses	1,799	1,653	1,668
	8,353	7,733	8,195

Schedule of technical reports includes the fees paid by various Group companies

	Millions of euros
	2017	2016	2015
Audit fees	76.2	73.7	49.6
Audit-related fees	13.4	7.2	46.9
Tax fees	1.3	0.9	9.1
All other fees	3.1	3.6	12.6
Total	94.0	85.4	118.2

Schedule of number of offices

The number of offices at December 31, 2017 and 2016 is as follow:
	Group
Number of offices (*)	31/12/17	31/12/16
Spain	4,681	2,911
Group	9,016	9,324
	13,697	12,235

(*)  Included 1,777 offices of Grupo Banco Popular.